MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Communication Services - 1.0%
Advertising - 0.1%
DoubleVerify Holdings, Inc. (a)	87	$959
Trade Desk, Inc. - Class A (a)	261	6,157
		7,116
Cable & Satellite - 0.0% (b)
Liberty Broadband Corp. - Class C (a)	58	2,232

Integrated Telecommunication Services - 0.7%
AT&T, Inc.	4,147	108,361

Interactive Home Entertainment - 0.1%
ROBLOX Corp. - Class A (a)	356	19,673

Interactive Media & Services - 0.1%
IAC, Inc. (a)	29	1,292
Pinterest, Inc. - Class A (a)	348	6,842
Reddit, Inc. - Class A (a)	84	12,367
ZoomInfo Technologies, Inc. (a)	174	1,088
		21,589
Total Communication Services		158,971

Consumer Discretionary - 11.0%
Apparel Retail - 1.0%
Burlington Stores, Inc. (a)	32	10,240
Gap, Inc.	145	3,565
Ross Stores, Inc.	183	41,686
TJX Cos., Inc.	676	105,963
		161,454
Apparel, Accessories & Luxury Goods - 0.2%
Amer Sports, Inc. (a)	87	3,051
Columbia Sportswear Co.	29	1,767
Lululemon Athletica, Inc. (a)	58	7,986
PVH Corp.	29	2,652
Ralph Lauren Corp.	18	6,455
Tapestry, Inc.	118	17,115
Under Armour, Inc. - Class A (a)	116	730
Under Armour, Inc. - Class C (a)	89	540
		40,296
Automobile Manufacturers - 4.1%
Tesla, Inc. (a)	1,706	651,061

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Thor Industries, Inc.	29	$2,292
		653,353
Automotive Parts & Equipment - 0.1%
Aptiv PLC (a)	120	7,231
BorgWarner, Inc.	116	6,608
Gentex Corp.	116	2,681
Lear Corp.	29	3,687
Versigent PLC (a)	34	1,189
		21,396
Automotive Retail - 0.8%
AutoZone, Inc. (a)	11	40,744
Carvana Co. (a)	89	35,226
O'Reilly Automotive, Inc. (a)	497	49,402
		125,372
Broadline Retail - 0.3%
Coupang, Inc. (a)	784	15,664
Dillard's, Inc. - Class A	1	569
eBay, Inc.	264	27,319
Macy's, Inc.	145	2,835
Ollie's Bargain Outlet Holdings, Inc. (a)	29	2,509
		48,896
Consumer Electronics - 0.1%
Garmin Ltd.	97	24,361

Distributors - 0.1%
Genuine Parts Co.	87	9,329
LKQ Corp.	145	4,579
Pool Corp.	21	4,480
		18,388
Education Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	29	2,352
Duolingo, Inc. (a)	29	3,193
Grand Canyon Education, Inc. (a)	30	5,072
		10,617
Footwear - 0.3%
Birkenstock Holding PLC (a)	29	1,124
Crocs, Inc. (a)	29	2,957
Deckers Outdoor Corp. (a)	87	8,891
NIKE, Inc. - Class B	698	30,963
On Holding AG - Class A (a)	122	4,345
		48,280
Home Furnishings - 0.0% (b)
Mohawk Industries, Inc. (a)	29	3,061

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Home Improvement Retail - 1.8%
Floor & Decor Holdings, Inc. - Class A (a)	58	$2,807
Home Depot, Inc.	604	198,595
Lowe's Cos., Inc.	347	82,860
		284,262
Homebuilding - 0.5%
DR Horton, Inc.	148	22,771
Lennar Corp. - Class A	116	10,475
NVR, Inc. (a)	2	12,632
PulteGroup, Inc.	116	14,194
Toll Brothers, Inc.	58	8,244
TopBuild Corp. (a)	23	10,182
		78,498
Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	61	11,054

Hotels, Resorts & Cruise Lines - 0.4%
Choice Hotels International, Inc.	5	495
Marriott International, Inc. - Class A	138	49,913
Viking Holdings Ltd. (a)	92	7,536
		57,944
Household Appliances - 0.0% (b)
SharkNinja, Inc. (a)	58	6,701

Leisure Facilities - 0.0% (b)
Planet Fitness, Inc. - Class A (a)	58	3,867

Leisure Products - 0.0% (b)
YETI Holdings, Inc. (a)	58	2,289

Other Specialty Retail - 0.3%
Chewy, Inc. - Class A (a)	116	2,949
Dick's Sporting Goods, Inc.	32	7,261
Five Below, Inc. (a)	33	7,777
Tractor Supply Co.	319	11,197
Ulta Beauty, Inc. (a)	31	16,662
		45,846
Restaurants - 0.7%
Cava Group, Inc. (a)	58	5,418
Chipotle Mexican Grill, Inc. (a)	783	26,614
Dutch Bros, Inc. - Class A (a)	63	3,623
Starbucks Corp.	672	70,782
Wingstop, Inc.	5	820
		107,257

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Specialized Consumer Services - 0.1%
Liberty Live Holdings, Inc. - Class A (a)	4	$365
Liberty Live Holdings, Inc. - Class C (a)	29	2,714
Service Corp. International	87	7,050
		10,129
Total Consumer Discretionary		1,763,321

Consumer Staples - 4.0%
Agricultural Products & Services - 0.2%
Archer-Daniels-Midland Co.	290	21,617
Bunge Global SA	92	11,690
		33,307
Consumer Staples Merchandise Retail - 0.1%
Dollar Tree, Inc. (a)	116	11,265

Food Retail - 0.0% (b)
Maplebear, Inc. (a)	87	3,684

Household Products - 1.8%
Church & Dwight Co., Inc.	145	14,074
Clorox Co.	63	6,076
Colgate-Palmolive Co.	470	40,119
Kimberly-Clark Corp.	203	19,981
Procter & Gamble Co.	1,424	209,456
Reynolds Consumer Products, Inc.	29	608
		290,314
Packaged Foods & Meats - 0.5%
Freshpet, Inc. (a)	29	1,954
Hershey Co.	87	16,160
Kraft Heinz Co.	493	11,171
McCormick & Co., Inc.	145	7,372
Mondelez International, Inc. - Class A	818	50,258
		86,915
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	58	1,033
elf Beauty, Inc. (a)	29	1,855
Estee Lauder Cos., Inc. - Class A	145	11,123
Kenvue, Inc.	1,102	19,318
		33,329
Soft Drinks & Non-alcoholic Beverages - 1.2%
Celsius Holdings, Inc. (a)	87	2,920
Coca-Cola Consolidated, Inc.	31	6,357
Keurig Dr Pepper, Inc.	754	22,168
Monster Beverage Corp. (a)	410	31,599

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
PepsiCo, Inc.	815	$129,169
		192,213
Total Consumer Staples		651,027

Energy - 2.7%
Integrated Oil & Gas - 0.1%
Occidental Petroleum Corp.	411	24,898

Oil & Gas Equipment & Services - 0.9%
Baker Hughes Co.	585	40,757
Halliburton Co.	493	20,854
NOV, Inc.	203	4,153
SLB Ltd.	899	51,135
TechnipFMC PLC	232	17,532
Weatherford International PLC	33	3,642
		138,073
Oil & Gas Exploration & Production - 1.4%
Antero Resources Corp. (a)	174	6,831
APA Corp.	203	8,268
ConocoPhillips	730	91,819
Devon Energy Corp.	353	18,134
EOG Resources, Inc.	322	45,264
Expand Energy Corp.	122	12,462
Matador Resources Co.	62	3,933
Ovintiv, Inc.	153	9,417
Range Resources Corp.	145	6,308
Texas Pacific Land Corp.	42	18,634
		221,070
Oil & Gas Refining & Marketing - 0.3%
HF Sinclair Corp.	87	5,848
Phillips 66	235	42,100
		47,948
Oil & Gas Storage & Transportation - 0.0% (b)
DT Midstream, Inc.	59	8,732
Total Energy		440,721

Health Care - 16.4%
Biotechnology - 3.4%
AbbVie, Inc.	1,074	226,958
Alnylam Pharmaceuticals, Inc. (a)	84	25,997
Apellis Pharmaceuticals, Inc. (a)	58	2,375
Biogen, Inc. (a)	87	16,467
BioMarin Pharmaceutical, Inc. (a)	116	6,253
Caris Life Sciences, Inc. (a)	37	703

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Exelixis, Inc. (a)	145	$6,447
Gilead Sciences, Inc.	759	99,308
Halozyme Therapeutics, Inc. (a)	62	3,947
Incyte Corp. (a)	90	8,574
Insmed, Inc. (a)	119	16,223
Natera, Inc. (a)	93	19,173
Neurocrine Biosciences, Inc. (a)	58	7,637
Regeneron Pharmaceuticals, Inc.	59	41,716
Sarepta Therapeutics, Inc. (a)	58	1,211
Summit Therapeutics, Inc. (a)	58	1,245
Ultragenyx Pharmaceutical, Inc. (a)	58	1,432
Vertex Pharmaceuticals, Inc. (a)	149	63,680
		549,346
Health Care Distributors - 0.8%
Cardinal Health, Inc.	145	27,968
Cencora, Inc.	107	32,957
Henry Schein, Inc. (a)	58	4,326
McKesson Corp.	77	62,770
		128,021
Health Care Equipment - 3.4%
Abbott Laboratories	1,054	95,693
Becton Dickinson & Co.	174	25,933
Boston Scientific Corp. (a)	874	50,351
Dexcom, Inc. (a)	232	13,816
Edwards Lifesciences Corp. (a)	327	27,304
Envista Holdings Corp. (a)	87	2,257
GE HealthCare Technologies, Inc.	265	16,123
Globus Medical, Inc. - Class A (a)	61	5,501
IDEXX Laboratories, Inc. (a)	52	29,162
Inspire Medical Systems, Inc. (a)	29	1,628
Insulet Corp. (a)	33	5,681
Intuitive Surgical, Inc. (a)	208	95,183
Masimo Corp. (a)	29	5,174
Medtronic PLC	759	61,456
Penumbra, Inc. (a)	20	6,530
ResMed, Inc.	87	18,601
STERIS PLC	58	12,579
Stryker Corp.	204	64,286
Zimmer Biomet Holdings, Inc.	117	9,644
		546,902
Health Care Facilities - 0.1%
Encompass Health Corp.	58	5,800
Universal Health Services, Inc. - Class B	29	4,880
		10,680

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Health Care Services - 0.2%
Chemed Corp.	3	$1,275
Labcorp Holdings, Inc.	40	10,272
Quest Diagnostics, Inc.	61	11,846
		23,393
Health Care Supplies - 0.1%
Align Technology, Inc. (a)	33	5,808
Cooper Cos., Inc. (a)	116	7,297
Medline, Inc. (a)	180	8,005
		21,110
Health Care Technology - 0.0% (b)
Certara, Inc. (a)	58	355
Doximity, Inc. - Class A (a)	65	1,589
		1,944
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	174	20,106
Avantor, Inc. (a)	377	3,054
Bio-Rad Laboratories, Inc. - Class A (a)	6	1,681
Bio-Techne Corp.	87	4,813
Bruker Corp.	58	2,129
Charles River Laboratories International, Inc. (a)	29	4,842
Danaher Corp.	377	67,464
Illumina, Inc. (a)	89	11,280
Medpace Holdings, Inc. (a)	17	7,117
Mettler-Toledo International, Inc. (a)	14	17,872
QIAGEN NV	118	4,080
Repligen Corp. (a)	29	3,431
Revvity, Inc.	61	5,284
Tempus AI, Inc. - Class A (a)	58	3,218
Thermo Fisher Scientific, Inc.	233	111,598
Waters Corp. (a)	60	18,554
West Pharmaceutical Services, Inc.	40	11,903
		298,426
Pharmaceuticals - 6.5%
Corcept Therapeutics, Inc. (a)	58	2,698
Eli Lilly & Co.	486	454,216
Johnson & Johnson	1,451	333,512
Merck & Co., Inc.	1,483	161,914
Pfizer, Inc.	3,398	90,727
		1,043,067
Total Health Care		2,622,889

Industrials - 13.2%
Aerospace & Defense - 0.2%
FTAI Aviation Ltd.	59	14,731

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Loar Holdings, Inc. (a)	29	$1,627
Rocket Lab Corp. (a)	291	24,010
		40,368
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	32	3,873
Toro Co.	58	5,520
		9,393
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	62	11,272
Expeditors International of Washington, Inc.	92	13,606
FedEx Corp.	124	50,010
GXO Logistics, Inc. (a)	58	3,314
United Parcel Service, Inc. - Class B	435	47,328
		125,530
Building Products - 1.4%
A O Smith Corp.	58	3,587
AAON, Inc.	33	3,079
Advanced Drainage Systems, Inc.	33	4,925
Allegion PLC	70	9,624
Armstrong World Industries, Inc.	29	4,941
Builders FirstSource, Inc. (a)	58	4,587
Carlisle Cos., Inc.	29	10,303
Carrier Global Corp.	464	31,167
Fortune Brands Innovations, Inc.	58	2,351
Hayward Holdings, Inc. (a)	116	1,741
Johnson Controls International PLC	389	56,806
Lennox International, Inc.	16	8,558
Masco Corp.	116	8,331
Simpson Manufacturing Co., Inc.	29	5,531
Trane Technologies PLC	132	65,015
Trex Co., Inc. (a)	58	2,274
		222,820
Cargo Ground Transportation - 0.4%
JB Hunt Transport Services, Inc.	45	11,319
Knight-Swift Transportation Holdings, Inc.	87	5,646
Landstar System, Inc.	6	1,104
Old Dominion Freight Line, Inc.	107	22,730
Saia, Inc. (a)	14	6,284
Schneider National, Inc. - Class B	29	902
XPO, Inc. (a)	61	13,428
		61,413
Construction & Engineering - 1.1%
AECOM	64	5,382

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
API Group Corp. (a)	203	$9,281
Comfort Systems USA, Inc.	22	40,486
EMCOR Group, Inc.	30	26,750
Everus Construction Group, Inc. (a)	29	4,275
MasTec, Inc. (a)	32	12,610
Quanta Services, Inc.	89	64,772
Valmont Industries, Inc.	18	9,145
		172,701
Construction Machinery & Heavy Transportation Equipment - 0.8%
Cummins, Inc.	87	58,378
PACCAR, Inc.	334	39,679
Westinghouse Air Brake Technologies Corp.	113	30,498
		128,555
Data Processing & Outsourced Services - 0.0% (b)
Genpact Ltd.	87	3,023

Diversified Support Services - 0.4%
Cintas Corp.	203	35,466
Copart, Inc. (a)	522	17,283
RB Global, Inc.	116	12,099
		64,848
Electrical Components & Equipment - 1.2%
Acuity, Inc.	13	3,767
Emerson Electric Co.	325	45,643
Generac Holdings, Inc. (a)	31	8,036
Hubbell, Inc.	30	15,245
nVent Electric PLC	90	12,861
Rockwell Automation, Inc.	66	26,988
Vertiv Holdings Co. - Class A	232	76,210
		188,750
Environmental & Facilities Services - 0.7%
Clean Harbors, Inc. (a)	29	9,068
Republic Services, Inc.	118	24,688
Rollins, Inc.	174	9,697
Tetra Tech, Inc.	145	4,686
Veralto Corp.	145	12,789
Waste Management, Inc.	213	49,533
		110,461
Heavy Electrical Equipment - 1.1%
GE Vernova, Inc.	165	178,771

Human Resource & Employment Services - 0.0% (b)
ManpowerGroup, Inc.	29	878
Paycom Software, Inc.	29	3,676

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Robert Half, Inc.	58	$1,543
		6,097
Industrial Conglomerates - 0.3%
3M Co.	319	46,740

Industrial Machinery & Supplies & Components - 1.4%
Donaldson Co., Inc.	61	5,378
Dover Corp.	79	17,886
Esab Corp.	29	2,850
Flowserve Corp.	87	6,407
Fortive Corp.	203	12,137
Gates Industrial Corp. PLC (a)	145	3,713
Graco, Inc.	91	7,305
IDEX Corp.	59	12,853
Illinois Tool Works, Inc.	174	44,894
Ingersoll Rand, Inc.	232	18,528
Lincoln Electric Holdings, Inc.	30	7,950
Middleby Corp. (a)	29	4,070
Mueller Industries, Inc.	87	11,782
Nordson Corp.	30	8,654
Otis Worldwide Corp.	232	18,068
Pentair PLC	90	7,264
Snap-on, Inc.	30	11,502
Stanley Black & Decker, Inc.	87	6,800
Timken Co.	32	3,549
Xylem, Inc.	145	17,133
		228,723
Marine Transportation - 0.0% (b)
Kirby Corp. (a)	29	4,366

Office Services & Supplies - 0.0% (b)
MSA Safety, Inc.	24	3,993

Passenger Airlines - 0.3%
Delta Air Lines, Inc.	381	25,904
Southwest Airlines Co.	261	9,897
United Airlines Holdings, Inc. (a)	181	16,290
		52,091
Passenger Ground Transportation - 0.6%
Lyft, Inc. - Class A (a)	232	3,283
Uber Technologies, Inc. (a)	1,195	89,159
		92,442
Rail Transportation - 1.2%
CSX Corp.	1,110	50,427

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Norfolk Southern Corp.	145	$45,795
Union Pacific Corp.	355	95,666
		191,888
Research & Consulting Services - 0.1%
FTI Consulting, Inc. (a)	6	1,076
Jacobs Solutions, Inc.	62	8,023
		9,099
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	30	9,172
Core & Main, Inc. - Class A (a)	116	5,843
Fastenal Co.	674	30,283
Ferguson Enterprises, Inc.	116	31,054
MSC Industrial Direct Co., Inc. - Class A	29	2,966
QXO, Inc. (a)	380	7,627
SiteOne Landscape Supply, Inc. (a)	29	3,655
United Rentals, Inc.	40	38,394
Watsco, Inc.	17	7,443
WW Grainger, Inc.	28	32,518
		168,955
Total Industrials		2,111,027

Information Technology - 44.0% (c)
Application Software - 3.3%
Adobe, Inc. (a)	241	59,310
Appfolio, Inc. - Class A (a)	30	5,013
AppLovin Corp. - Class A (a)	145	64,721
Atlassian Corp. - Class A (a)	91	6,242
Aurora Innovation, Inc. (a)	609	3,581
Autodesk, Inc. (a)	120	28,440
Bentley Systems, Inc. - Class B	87	2,838
Cadence Design Systems, Inc. (a)	172	56,689
Docusign, Inc. (a)	116	5,335
Dynatrace, Inc. (a)	174	6,300
Elastic NV (a)	58	2,693
Fair Isaac Corp. (a)	16	16,400
HubSpot, Inc. (a)	29	6,431
Manhattan Associates, Inc. (a)	31	4,274
Nutanix, Inc. - Class A (a)	145	5,929
Pegasystems, Inc.	58	2,120
Procore Technologies, Inc. (a)	63	3,564
PTC, Inc. (a)	62	8,451
Roper Technologies, Inc.	60	21,289
SailPoint, Inc. (a)	29	331
Salesforce, Inc.	551	97,268

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Samsara, Inc. - Class A (a)	180	$5,173
Strategy, Inc. - Class A (a)	178	29,450
Synopsys, Inc. (a)	116	55,982
Trimble, Inc. (a)	145	9,761
Tyler Technologies, Inc. (a)	34	11,599
Workday, Inc. - Class A (a)	119	14,566
		533,750
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	612	105,699
Ciena Corp. (a)	88	46,427
F5, Inc. (a)	31	10,041
Ubiquiti, Inc.	1	1,012
		163,179
Electronic Components - 0.7%
Coherent Corp. (a)	104	33,250
Corning, Inc.	464	76,207
Littelfuse, Inc.	11	4,446
		113,903
Electronic Equipment & Instruments - 0.1%
Cognex Corp.	87	4,829
Ralliant Corp.	58	2,635
Zebra Technologies Corp. - Class A (a)	29	6,562
		14,026
Electronic Manufacturing Services - 0.3%
Flex Ltd. (a)	209	19,134
IPG Photonics Corp. (a)	5	594
Jabil, Inc.	59	19,912
		39,640
Internet Services & Infrastructure - 0.6%
Akamai Technologies, Inc. (a)	87	8,959
GoDaddy, Inc. - Class A (a)	87	7,551
MongoDB, Inc. (a)	47	11,789
Okta, Inc. (a)	91	6,702
Snowflake, Inc. - Class A (a)	205	27,977
Twilio, Inc. - Class A (a)	87	12,881
VeriSign, Inc.	61	16,388
		92,247
IT Consulting & Other Services - 0.1%
Amdocs Ltd.	58	3,751
EPAM Systems, Inc. (a)	29	3,299
Gartner, Inc. (a)	33	4,900
Globant SA (a)	29	1,196
Kyndryl Holdings, Inc. (a)	145	2,004
		15,150

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Semiconductor Materials & Equipment - 3.8%
Amkor Technology, Inc.	63	$4,394
Applied Materials, Inc.	485	191,328
Enphase Energy, Inc. (a)	87	2,868
Entegris, Inc.	87	12,300
KLA Corp.	81	141,778
Lam Research Corp.	754	194,426
Onto Innovation, Inc. (a)	29	8,557
Qnity Electronics, Inc.	119	16,739
Teradyne, Inc.	101	34,690
		607,080
Semiconductors - 14.9%
Advanced Micro Devices, Inc. (a)	967	342,792
Allegro MicroSystems, Inc. (a)	58	2,813
Analog Devices, Inc.	291	117,058
Astera Labs, Inc. (a)	74	14,411
Broadcom, Inc.	2,787	1,163,377
Cirrus Logic, Inc. (a)	29	4,729
GLOBALFOUNDRIES, Inc. (a)	58	3,747
Lattice Semiconductor Corp. (a)	87	10,638
MACOM Technology Solutions Holdings, Inc. (a)	32	9,012
Microchip Technology, Inc.	298	27,687
Micron Technology, Inc.	672	347,531
Monolithic Power Systems, Inc.	29	46,818
ON Semiconductor Corp. (a)	232	23,388
Qorvo, Inc. (a)	58	5,465
QUALCOMM, Inc.	638	114,572
Texas Instruments, Inc.	558	156,843
		2,390,881
Systems Software - 2.6%
Crowdstrike Holdings, Inc. - Class A (a)	146	65,080
Fortinet, Inc. (a)	377	31,785
Gitlab, Inc. - Class A (a)	87	1,926
Oracle Corp.	1,021	164,779
Palo Alto Networks, Inc. (a)	485	86,970
Rubrik, Inc. - Class A (a)	87	4,627
SentinelOne, Inc. - Class A (a)	177	2,506
ServiceNow, Inc. (a)	615	54,311
Teradata Corp. (a)	58	1,528
UiPath, Inc. - Class A (a)	232	2,390
Zscaler, Inc. (a)	58	7,579
		423,481
Technology Distributors - 0.2%
Arrow Electronics, Inc. (a)	29	5,447

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Avnet, Inc.	58	$4,785
CDW Corp.	100	13,691
TD SYNNEX Corp.	43	9,812
		33,735
Technology Hardware, Storage & Peripherals - 16.4%
Apple, Inc.	8,674	2,353,690
Dell Technologies, Inc. - Class C	178	37,193
Everpure, Inc. - Class A (a)	179	12,790
HP, Inc.	551	11,494
NetApp, Inc.	116	12,849
Sandisk Corp. (a)	87	95,396
Super Micro Computer, Inc. (a)	290	7,946
Western Digital Corp.	203	88,208
		2,619,566
Total Information Technology		7,046,638

Materials - 4.5%
Aluminum - 0.1%
Alcoa Corp.	183	11,673

Commodity Chemicals - 0.1%
Dow, Inc.	406	16,439
Westlake Corp.	6	692
		17,131
Construction Materials - 0.6%
CRH PLC	415	49,144
Eagle Materials, Inc.	16	3,362
James Hardie Industries PLC (a)	87	1,826
Martin Marietta Materials, Inc.	33	20,429
Vulcan Materials Co.	87	26,252
		101,013
Copper - 0.1%
Southern Copper Corp.	63	10,834

Diversified Chemicals - 0.0% (b)
Huntsman Corp.	87	1,250

Fertilizers & Agricultural Chemicals - 0.3%
CF Industries Holdings, Inc.	89	11,054
Corteva, Inc.	406	32,890
Mosaic Co.	174	4,049
		47,993
Forest Products - 0.0% (b)
Louisiana-Pacific Corp.	29	2,093

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Gold Mining - 0.6%
Anglogold Ashanti PLC	294	$27,557
Newmont Corp.	645	71,653
		99,210
Industrial Gases - 1.1%
Air Products and Chemicals, Inc.	134	40,207
Linde PLC	278	139,317
		179,524
Metal, Glass & Plastic Containers - 0.0% (b)
AptarGroup, Inc.	32	3,958

Paper & Plastic Packaging Products & Materials - 0.2%
Avery Dennison Corp.	34	5,574
International Paper Co.	298	9,065
Packaging Corp. of America	47	10,032
Smurfit Westrock PLC	297	11,402
		36,073
Specialty Chemicals - 1.0%
Albemarle Corp.	62	12,195
Ashland, Inc.	29	1,544
DuPont de Nemours, Inc.	238	10,867
Ecolab, Inc.	146	38,048
Element Solutions, Inc.	116	4,940
International Flavors & Fragrances, Inc.	145	10,179
NewMarket Corp.	8	5,405
PPG Industries, Inc.	122	13,237
RPM International, Inc.	64	6,521
Sherwin-Williams Co.	136	43,739
Solstice Advanced Materials, Inc.	87	7,130
		153,805
Steel - 0.4%
Nucor Corp.	148	33,343
Reliance, Inc.	30	10,875
Steel Dynamics, Inc.	90	20,579
		64,797
Total Materials		729,354

Real Estate - 0.3%
Real Estate Services - 0.3%
CBRE Group, Inc. - Class A (a)	174	24,835
CoStar Group, Inc. (a)	238	8,237
Jones Lang LaSalle, Inc. (a)	29	9,226
Total Real Estate		42,298

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Utilities - 0.4%
Gas Utilities - 0.2%
Atmos Energy Corp.	90	$17,098
National Fuel Gas Co.	58	4,894
		21,992
Multi-Utilities - 0.2%
Sempra	382	36,336

Renewable Electricity - 0.0% (b)
Brookfield Renewable Corp.	87	3,155
Total Utilities		61,483
TOTAL COMMON STOCKS (Cost $15,167,657)		15,627,729

REAL ESTATE INVESTMENT TRUSTS - 2.0%
Real Estate - 2.0%
Data Center REITs - 0.4%
Equinix, Inc.	59	63,887

Health Care REITs - 0.5%
Welltower, Inc.	408	88,675

Industrial REITs - 0.6%
EastGroup Properties, Inc.	29	5,835
Lineage, Inc.	29	1,069
Prologis, Inc.	553	78,537
Rexford Industrial Realty, Inc.	145	5,204
		90,645
Multi-Family Residential REITs - 0.3%
AvalonBay Communities, Inc.	87	15,921
Camden Property Trust	58	6,091
Equity Residential	211	13,795
Mid-America Apartment Communities, Inc.	62	8,009
		43,816
Single-Family Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	116	7,342
Sun Communities, Inc.	63	8,054
		15,396
Timber REITs - 0.1%
Rayonier, Inc.	175	3,712
Weyerhaeuser Co.	406	9,955
		13,667
Total Real Estate		316,086
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $301,258)		316,086

MANZIL RUSSELL HALAL USA BROAD MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
RIGHTS - 0.0% (b)
Financials - 0.0% (b)
Asset Management & Custody Banks — 0.0% (b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(d)	54	$—
TOTAL RIGHTS (Cost $0)		—

TOTAL INVESTMENTS - 99.5% (Cost $15,468,915)		$15,943,815
Other Assets in Excess of Liabilities - 0.5%		77,435
TOTAL NET ASSETS - 100.0%		$16,021,250

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MANZIL RUSSELL HALAL USA BROAD MARKET ETF

Summary of Fair Value Disclosures as of April 30, 2026 (Unaudited)

Manzil Russell Halal USA Broad Market ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(b)	TOTAL
Investments:
Common Stocks	$15,627,729	$—	$—	$15,627,729
Real Estate Investment Trusts	316,086	—	—	316,086
Rights	—	—	0(a)	0(a)
Total Investments	$15,943,815	$—	$ 0(a)	$15,943,815

(a) Represents less than $0.50.
(b) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.